Note 15 - Exploration and Evaluation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exploration and evaluation	$ 5,512	$ 9,311	$ 9,217
QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	4,666	8,865	8,708
NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	846	446	495
BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			14
Assaying expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	974	1,582	1,690
Assaying expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	874	1,538	1,638
Assaying expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	100	44	50
Assaying expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			2
Exploration drilling expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	843	2,250	1,768
Exploration drilling expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	843	2,250	1,768
Exploration drilling expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	0	0	0
Exploration drilling expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Camp cost, equipment and field supplies expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	854	1,130	1,047
Camp cost, equipment and field supplies expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	651	936	844
Camp cost, equipment and field supplies expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	203	194	193
Camp cost, equipment and field supplies expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			10
Geological consulting services expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	58	23	63
Geological consulting services expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	7	7	50
Geological consulting services expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	51	16	13
Geological consulting services expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Permitting, environmental and community expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	294	393	327
Permitting, environmental and community expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	122	235	163
Permitting, environmental and community expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	172	158	164
Permitting, environmental and community expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Geophysical analysis expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation		165	127
Geophysical analysis expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation		165	127
Geophysical analysis expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation		0	0
Geophysical analysis expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Expediting and mobilization expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	22	17	12
Expediting and mobilization expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	0	17	12
Expediting and mobilization expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	22	0	0
Expediting and mobilization expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Salaries and wages expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	1,473	2,010	2,376
Salaries and wages expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	1,403	1,987	2,330
Salaries and wages expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	70	23	45
Salaries and wages expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			1
Fuel and consumables expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	192	481	537
Fuel and consumables expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	182	481	537
Fuel and consumables expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	10	0	0
Fuel and consumables expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Aircraft and travel expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	664	783	789
Aircraft and travel expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	456	784	768
Aircraft and travel expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	208	1	21
Aircraft and travel expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			0
Share-based compensation expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	138	477	481
Share-based compensation expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	128	465	471
Share-based compensation expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	$ 10	$ 12	9
Share-based compensation expenses [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Exploration and evaluation			$ 1